S000083382 [Member] Performance Management - Cantor Fitzgerald Government Money Market Fund	Apr. 30, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Risk/return bar chart and table
Performance Narrative [Text Block]
The following bar chart and table provide information about the fund’s performance and thus give some indication of the risks of an investment in the fund.
The bar chart shows how the performance of the fund’s Institutional Shares has varied over its first calendar year of operations.
The table that follows the bar chart shows the average annual returns over various time periods for the fund’s Institutional Shares and Investor Shares.
The fund’s past performance does not necessarily indicate how the fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance does not necessarily indicate how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide information about the fund’s performance and thus give some indication of the risks of an investment in the fund.
Bar Chart [Heading]	Cantor Fitzgerald Government Money Market Fund Annual Total Returns Total Return of Institutional Shares (2025 was the fund’s first full calendar year of operations)
Bar Chart Closing [Text Block]
Total return January 1 to June 30, 2026: 1.76%
Best quarter during year shown—3Q 2025: 1.04%
Worst quarter during year shown—4Q 2025: 0.96%
Updated performance information is available (1) by contacting your Financial Advisor, (2) by calling 1‑888‑793 8637 (Option #1) and (3) on the fund’s website at https://www.cantormmf.com.

Performance Table Heading	Average annual total returns (for the periods ended December 31, 2025)
Performance Availability Website Address [Text]	https://www.cantormmf.com
Performance Availability Phone [Text]	1‑888‑793 8637
Institutional Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Total return
Bar Chart, Year to Date Return	1.76%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Best quarter
Highest Quarterly Return	1.04%
Highest Quarterly Return, Date	Sep. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	Worst quarter
Lowest Quarterly Return	0.96%
Lowest Quarterly Return, Date	Dec. 31, 2025